Business combinations (Details 4 - Textual) - Bistro Acquisition € in Millions	Jul. 16, 2021 EUR (€)
Business combinations
Percentage of acquired share capital	100.00%
Cash transferred	€ 49
Goodwill recognised	26
Other intangible assets	30
Deferred tax liability	€ 6